Loans (Schedule Of Loans In Process Of Foreclosure) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Loans In Process Of Foreclosure [Line Items]
Loans in process of foreclosure, amount	$ 391.0
PCI Loans [Member]
Loans In Process Of Foreclosure [Line Items]
Loans in process of foreclosure, amount	320.0
Non-PCI Loans [Member]
Loans In Process Of Foreclosure [Line Items]
Loans in process of foreclosure, amount	71.0
OREO [Member]
Loans In Process Of Foreclosure [Line Items]
Loans in process of foreclosure, amount	$ 118.0